Restatement of Financial Statements - Restatement of Balance Sheet (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Nov. 23, 2020
Restatement [Line Items]
Total assets	$ 230,905,463	$ 231,716,367
Liabilities and stockholders' equity
Total current liabilities	1,298,718	151,244
Deferred legal fees	200,000	200,000
Deferred underwriting commissions	8,050,000	8,050,000
Derivative warrant liabilities	16,603,180	13,467,630
Total liabilities	26,151,898	21,868,874
Stockholders' equity
Preferred stock - $0.0001 par value	0	0
Additional Paid in Capital	11,565,268	6,471,389
Accumulated deficit	(6,566,141)	(1,472,213)
Total stockholders' equity	5,000,005	5,000,003
Total liabilities and stockholders' equity	230,905,463	231,716,367
Reinvent Technology Partners Z [Member]
Restatement [Line Items]
Total assets		231,716,367	$ 233,001,707
Liabilities and stockholders' equity
Total current liabilities		151,244	1,438,508
Deferred legal fees		200,000
Deferred underwriting commissions		8,050,000	8,050,000
Derivative warrant liabilities		13,467,630	12,601,580
Total liabilities		21,868,874	22,090,088
Class A common stock, $0.0001 par value; shares subject to possible redemption		204,847,490	205,911,610
Stockholders' equity
Preferred stock - $0.0001 par value		0
Additional Paid in Capital		6,471,389	5,407,280
Accumulated deficit		(1,472,213)	(408,087)
Total stockholders' equity		5,000,003	5,000,009
Total liabilities and stockholders' equity		231,716,367	233,001,707
Class A Ordinary Shares
Liabilities and stockholders' equity
Class A common stock, $0.0001 par value; shares subject to possible redemption	199,753,560	204,847,490
Stockholders' equity
Common stock - $0.0001 par value	303	252
Class A Ordinary Shares | Reinvent Technology Partners Z [Member]
Liabilities and stockholders' equity
Class A common stock, $0.0001 par value; shares subject to possible redemption		204,847,490
Stockholders' equity
Common stock - $0.0001 par value		252	241
Class B Ordinary Shares
Stockholders' equity
Common stock - $0.0001 par value	$ 575	575
Class B Ordinary Shares | Reinvent Technology Partners Z [Member]
Stockholders' equity
Common stock - $0.0001 par value		575	575
As Previously Reported | Reinvent Technology Partners Z [Member]
Restatement [Line Items]
Total assets		231,716,367	233,001,707
Liabilities and stockholders' equity
Total current liabilities		151,244	1,438,508
Deferred legal fees		200,000
Deferred underwriting commissions		8,050,000	8,050,000
Derivative warrant liabilities		0
Total liabilities		8,401,244	9,488,508
Class A common stock, $0.0001 par value; shares subject to possible redemption		218,315,120	218,513,190
Stockholders' equity
Preferred stock - $0.0001 par value		0
Additional Paid in Capital		5,230,984	5,032,916
Accumulated deficit		(231,673)	(33,597)
Total stockholders' equity		5,000,003	5,000,009
Total liabilities and stockholders' equity		231,716,367	233,001,707
As Previously Reported | Class A Ordinary Shares | Reinvent Technology Partners Z [Member]
Stockholders' equity
Common stock - $0.0001 par value		117	115
As Previously Reported | Class B Ordinary Shares | Reinvent Technology Partners Z [Member]
Stockholders' equity
Common stock - $0.0001 par value		575	575
Restatement Adjustment | Reinvent Technology Partners Z [Member]
Liabilities and stockholders' equity
Derivative warrant liabilities		13,467,630	12,601,580
Total liabilities		13,467,630	12,601,580
Class A common stock, $0.0001 par value; shares subject to possible redemption		(13,467,630)	(12,601,580)
Stockholders' equity
Additional Paid in Capital		1,240,405	374,364
Accumulated deficit		(1,240,540)	(374,490)
Restatement Adjustment | Class A Ordinary Shares | Reinvent Technology Partners Z [Member]
Stockholders' equity
Common stock - $0.0001 par value		$ 135	$ 126